FAIR VALUE MEASUREMENT - Items Measured at Fair Value on a Nonrecurring Basis (Details) - Nonrecurring - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Level 2
Items Measured at Fair Value on a Nonrecurring Basis
Loans held-for-sale	$ 6,752	$ 1,084
Other real estate owned	15	21
Loans	836	2,881
Total assets	7,603	3,986
Level 3
Items Measured at Fair Value on a Nonrecurring Basis
Loans held-for-sale	3,574	3,068
Other real estate owned	92	81
Loans	337	486
Total assets	4,003	3,635
Fair value
Items Measured at Fair Value on a Nonrecurring Basis
Loans held-for-sale	10,326	4,152
Other real estate owned	107	102
Loans	1,173	3,367
Total assets	$ 11,606	$ 7,621